UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(formerly known as the AAM Select Income Fund)

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	21
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 9.6%
$270,000	Antares CLO Ltd. Series 2017-1A, Class C, 5.569% (LIBOR 3 Month+310 basis points), 7/20/2028[1,2,3]	$269,094
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 3.445% (LIBOR 1 Month+99 basis points), 12/15/2027[1,2,3]	238,682
164,000	Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL2, Class A, 3.445% (LIBOR 1 Month+99 basis points), 8/15/2027[1,2,3]	163,354
180,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630%, 12/20/2021[1,3]	177,986
116,183	BCC Funding XIII LLC Series 2016-1, Class A2, 2.200%, 12/20/2021[1,3]	115,706
123,798	CLI Funding LLC Series 2018-1A, Class A, 4.030%, 4/18/2043[1,3]	125,250
349,701	CPS Auto Trust Series 2016-D, Class B, 2.110%, 3/15/2021[1,3]	348,674
	DRB Prime Student Loan Trust
73,985	Series 2016-B, Class A2, 2.890%, 6/25/2040[1,3]	73,495
525,000	Series 2017-A, Class A2B, 2.850%, 5/27/2042[1,3]	512,287
312,000	DT Auto Owner Trust Series 2018-2A, Class C, 3.670%, 3/15/2024[1,3]	313,478
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 4.149% (LIBOR 3 Month+170 basis points), 4/17/2031[1,2,3]	1,148,507
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 5.058% (LIBOR 3 Month+255 basis points), 7/26/2029[1,2,3]	288,320
850,000	Series 2018-36A, Class C, 4.682% (LIBOR 3 Month+210 basis points), 2/5/2031[1,2,3]	771,244
188,000	Greystone Commercial Real Estate Notes Ltd. Series 2017-FL1A, Class A, 4.005% (LIBOR 1 Month+155 basis points), 3/15/2027[1,2,3]	187,808
273,000	Hunt CRE Ltd. Series 2017-FL1, Class A, 3.455% (LIBOR 1 Month+100 basis points), 8/15/2034[1,2,3]	271,401
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 5.469% (LIBOR 3 Month+300 basis points), 7/20/2029[1,2,3]	243,185
200,000	LoanCore Ltd. Series 2018-CRE1, Class A, 3.585% (LIBOR 1 Month+113 basis points), 5/15/2028[1,2,3]	197,432

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$713,000	Navient Private Education Loan Trust Series 2017-A, Class A2B, 3.355% (LIBOR 1 Month+90 basis points), 12/16/2058[1,2,3]	$712,999
360,000	NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.540%, 4/18/2022[1,3]	357,589
121,214	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.410%, 12/20/2023[1,3]	120,985
258,000	SMB Private Education Loan Trust Series 2017-B, Class A2B, 3.205% (LIBOR 1 Month+75 basis points), 10/15/2035[1,2,3]	256,413
234,038	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,3]	231,956
288,000	Sofi Consumer Loan Program Trust Series 2018-1, Class B, 3.650%, 2/25/2027[1,3]	286,299
152,088	Spirit Master Funding LLC Series 2014-2A, Class A, 5.760%, 3/20/2041[1,3]	156,900
95,000	TAL Advantage V LLC Series 2013-1A, Class A, 2.830%, 2/22/2038[1,3]	93,474
156,000	Tesla Auto Lease Trust Series 2018-B, Class A, 3.710%, 8/20/2021[1,3]	156,373
147,136	Textainer Marine Containers V Ltd. Series 2017-1A, Class A, 3.720%, 5/20/2042[1,3]	146,840
267,194	Triton Container Finance IV LLC Series 2017-2A, Class A, 3.620%, 8/20/2042[1,3]	262,293
195,305	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540%, 7/20/2033[1,3]	192,043
525,013	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.750%, 9/15/2043[1,3,4]	538,649
	TOTAL ASSET-BACKED SECURITIES (Cost $9,169,811)	8,958,716
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
48,647	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 3.355% (LIBOR 1 Month+90 basis points), 9/15/2035[1,2,3]	48,559
172,863	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 3.856% (LIBOR 1 Month+135 basis points), 8/25/2028[1,2,3]	172,045
345,803	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 3.505% (LIBOR 1 Month+105 basis points), 7/15/2032[2,3]	339,121
309,807	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 3.555% (LIBOR 1 Month+110 basis points), 7/15/2030[2,3]	309,422
	Citigroup Commercial Mortgage Trust
90,000	Series 2016-P6, Class C, 4.285%, 12/10/2049[1,5]	86,686
400,000	Series 2013-375P, Class D, 3.517%, 5/10/2035[3,5]	389,461

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$110,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI4, Class M1, 4.461%, 11/25/2048[1,3,5]	$109,834
	FREMF Mortgage Trust
65,000	Series 2015-K44, Class B, 3.683%, 1/25/2048[1,3,5]	63,340
150,000	Series 2015-K45, Class B, 3.590%, 4/25/2048[1,3,5]	145,565
	LMREC, Inc.
375,000	Series 2015-CRE1, Class AR, 3.484% (LIBOR 1 Month+98 basis points), 2/22/2032[1,2,3]	373,609
215,144	Series 2016-CRE2, Class A, 4.204% (LIBOR 1 Month+170 basis points), 11/24/2031[1,2,3]	215,144
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.287%, 10/15/2030[3,5]	285,241
732,000	Series 2012-CKSV, Class D, 4.287%, 10/15/2030[3,5]	646,239
352,800	MSDB Trust Series 2017-712F, Class C, 3.628%, 7/11/2039[3,5]	334,350
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,544,346)	3,518,616
	CORPORATE BONDS — 60.6%
	COMMUNICATIONS — 6.7%
200,000	Altice France S.A./France 6.250%, 5/15/2024[1,3,6]	186,500
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	188,539
750,000	4.750%, 5/15/2046[1]	665,921
250,000	5.150%, 2/15/2050[1]	231,602
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[1,3]	197,960
	Comcast Corp.
107,000	4.700%, 10/15/2048[1]	108,164
390,000	3.700%, 4/15/2024[1]	392,381
92,000	4.150%, 10/15/2028[1]	93,420
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[3]	702,833
104,000	Discovery Communications LLC 5.000%, 9/20/2037[1]	96,468
278,000	Grupo Televisa SAB 5.000%, 5/13/2045[1,6]	242,767
400,000	Orange S.A. 9.000%, 3/1/2031[6]	552,671
384,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[1,3]	350,880
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	307,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$509,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[1,3,6]	$478,237
64,000	Time Warner Cable LLC 6.550%, 5/1/2037	65,679
	Verizon Communications, Inc.
411,000	5.012%, 8/21/2054	397,141
131,000	4.672%, 3/15/2055	120,297
230,000	4.812%, 3/15/2039	225,236
313,000	Viacom, Inc. 6.875%, 4/30/2036	335,900
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,3,6]	300,000
		6,240,096
	CONSUMER DISCRETIONARY — 6.1%
126,311	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[3]	127,258
247,565	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	243,576
405,715	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	383,388
56,507	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	57,281
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,3]	385,719
	Ford Motor Credit Co. LLC
400,000	5.875%, 8/2/2021	410,228
575,000	2.343%, 11/2/2020	553,198
770,000	General Motors Financial Co., Inc. 3.692% (LIBOR 3 Month+110 basis points), 11/6/20212	749,466
566,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[1]	534,870
250,000	McDonald's Corp. 4.450%, 3/1/2047[1]	239,025
289,000	Newell Brands, Inc. 5.375%, 4/1/2036[1]	274,966
550,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[1,6]	508,610
179,587	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	180,885
349,000	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 9/1/2027	349,146
	Wyndham Destinations, Inc.
515,000	5.750%, 4/1/2027[1]	472,512
250,000	6.350%, 10/1/2025[1]	242,500
		5,712,628

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 1.5%
$617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 2/1/2046[1,3]	$572,196
443,000	Campbell Soup Co. 4.150%, 3/15/2028[1]	412,429
394,000	Grupo Bimbo S.A.B. de C.V. 5.950% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+328 basis points), 4/17/2023[1,3,6,7,8,9]	382,338
		1,366,963
	ENERGY — 11.6%
641,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/2027[1]	605,107
100,000	Cimarex Energy Co. 3.900%, 5/15/2027[1]	92,794
1,322,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,3]	1,279,035
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[1]	189,766
	Enbridge, Inc.
1,013,000	5.500%, 12/1/2046[1,6]	1,081,131
180,000	6.000% (LIBOR 3 Month+389 basis points), 1/15/2077[1,6,10]	161,636
178,000	EnLink Midstream Partners LP 6.000% (LIBOR 3 Month+411 basis points), 12/15/2022[1,7,8,10]	129,387
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	557,475
126,000	5.375% (LIBOR 3 Month+257 basis points), 2/15/2078[1,10]	104,181
85,000	Exterran Energy Solutions LP / EES Finance Corp. 8.125%, 5/1/2025[1]	81,600
769,000	Gulfport Energy Corp. 6.375%, 1/15/2026[1]	665,185
41,000	Hilcorp Energy I LP / Hilcorp Finance Co. 6.250%, 11/1/2028[1,3]	36,080
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	292,844
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[1]	270,730
345,000	5.850%, 12/15/2045[1]	340,619
	MPLX LP
515,000	4.875%, 6/1/2025[1]	519,719
253,000	5.200%, 3/1/2047[1]	232,886
408,000	4.900%, 4/15/2058[1]	340,806
249,000	5.500%, 2/15/2049[1]	242,206
182,000	NGPL PipeCo LLC 7.768%, 12/15/2037[3]	207,480

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$87,000	Parkland Fuel Corp. 6.000%, 4/1/2026[1,3,6]	$81,562
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[1]	190,735
1,049,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	986,060
	Petroleos Mexicanos
537,000	6.750%, 9/21/2047[6]	444,040
152,000	6.500%, 1/23/2029[3,6]	141,740
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[1]	240,800
455,000	Shell International Finance B.V. 4.000%, 5/10/2046[6]	439,377
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[1]	183,337
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[1]	249,207
247,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[1]	234,032
250,000	Williams Cos., Inc. 4.900%, 1/15/2045[1]	226,667
		10,848,224
	FINANCIALS — 19.4%
175,000	Allstate Corp. 6.500% (LIBOR 3 Month+212 basis points), 5/15/2057[1,10]	182,000
802,000	American International Group, Inc. 8.175% (LIBOR 3 Month+419 basis points), 5/15/2058[1,10]	914,280
500,000	American Tower Corp. 3.600%, 1/15/2028[1]	467,168
	Bank of America Corp.
200,000	5.875%, 2/7/2042	232,137
225,000	4.100%, 7/24/2023	228,052
200,000	4.183%, 11/25/2027[1]	192,233
1,174,000	3.366% (LIBOR 3 Month+81 basis points), 1/23/2026[1,10]	1,122,451
264,000	Bank of Nova Scotia 4.650% (LIBOR 3 Month+265 basis points), 10/12/2022[1,6,7,8,10]	228,855
329,000	Barclays Bank PLC 2.881% (LIBOR 3 Month+46 basis points), 1/11/2021[1,2,6]	324,226
210,000	Barclays PLC 4.836%, 5/9/2028[1,6]	192,795
380,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[1]	376,784

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Citigroup, Inc.
$515,000	4.168% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	$515,285
250,000	3.500%, 5/15/2023	245,436
309,000	5.300%, 5/6/2044	307,945
291,000	4.650%, 7/23/2048[1]	284,399
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,3,6,9]	413,001
1,050,000	Farmers Insurance Exchange 4.747% (LIBOR 3 Month+323 basis points), 11/1/2057[1,3,10]	928,161
	Goldman Sachs Group, Inc.
209,000	5.950%, 1/15/2027	220,077
250,000	6.750%, 10/1/2037	282,321
500,000	4.259% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	480,329
232,000	High Street Funding Trust II 4.682%, 2/15/2048[1,3]	219,704
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498 basis points), 6/30/2030[1,3,6,7,8,10]	566,825
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	187,894
880,000	4.625% (LIBOR 3 Month+258 basis points), 11/1/2022[1,7,8,10]	745,712
	Liberty Mutual Group, Inc.
392,000	7.800%, 3/15/2037[3]	427,280
862,000	5.693% (LIBOR 3 Month+291 basis points), 3/15/2037[1,3,5]	801,660
310,000	Lincoln National Corp. 3.800%, 3/1/2028[1]	300,659
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[3]	235,343
	MetLife, Inc.
775,000	6.400%, 12/15/2066[1]	787,291
200,000	10.750%, 8/1/2069[1]	292,000
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	617,114
	Morgan Stanley
150,000	5.000%, 11/24/2025	152,950
850,000	4.875%, 11/1/2022	875,919
500,000	3.950%, 4/23/2027	471,397
100,000	3.888% (LIBOR 3 Month+140 basis points), 10/24/2023[1,2]	99,514
231,000	Nuveen LLC 4.000%, 11/1/2028[1,3]	238,029
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330 basis points), 11/1/2026[1,7,8,10]	348,680
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[1]	248,396
	Prudential Financial, Inc.
300,000	5.625% (LIBOR 3 Month+392 basis points), 6/15/2043[1,10]	293,799

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$447,000	5.700% (LIBOR 3 Month+267 basis points), 9/15/2048[1,10]	$415,710
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	114,418
750,000	Synchrony Financial 3.950%, 12/1/2027[1]	631,708
250,000	UBS A.G./Stamford CT 7.625%, 8/17/2022[6]	266,250
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	354,199
250,000	5.875% (LIBOR 3 Month+399 basis points), 6/15/2025[1,7,8,10]	247,113
		18,077,499
	HEALTH CARE — 2.4%
	Celgene Corp.
1,195,000	3.875%, 8/15/2025[1]	1,150,381
90,000	5.000%, 8/15/2045[1]	83,222
253,000	Cigna Corp. 4.900%, 12/15/2048[1,3]	247,534
457,000	Elanco Animal Health, Inc. 4.272%, 8/28/2023[1,3]	456,613
61,000	HCA, Inc. 5.375%, 9/1/2026[1]	59,323
310,000	Mylan N.V. 3.950%, 6/15/2026[1,6]	282,538
		2,279,611
	INDUSTRIALS — 2.1%
	General Electric Co.
84,000	5.300%, 2/11/2021	84,104
399,000	4.125%, 10/9/2042	311,756
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[3,6]	102,554
231,000	JSL Europe S.A. 7.750%, 7/26/2024[1,3,6]	212,811
336,000	Ryder System, Inc. 3.500%, 6/1/2021	336,433
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,3,6]	47,988
200,000	Union Pacific Corp. 4.500%, 9/10/2048[1]	197,209
424,000	United Rentals North America, Inc. 6.500%, 12/15/2026[1]	417,640
	United Technologies Corp.
150,000	2.800%, 5/4/2024[1]	141,390

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$135,000	4.625%, 11/16/2048[1]	$130,368
		1,982,253
	MATERIALS — 3.6%
1,392,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,3,6,9]	1,443,476
400,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[1,3,6]	352,000
500,000	Glencore Funding LLC 4.125%, 5/30/2023[3]	490,994
315,000	International Paper Co. 5.150%, 5/15/2046[1]	295,735
500,000	Nutrien Ltd. 3.625%, 3/15/2024[1,6]	485,819
133,000	Olin Corp. 5.000%, 2/1/2030[1]	116,541
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1,6]	133,560
		3,318,125
	TECHNOLOGY — 1.8%
137,000	Microsoft Corp. 4.500%, 2/6/2057[1]	145,969
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[3,6]	504,000
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	472,242
563,000	Pitney Bowes, Inc. 4.375%, 5/15/2022[1]	508,107
		1,630,318
	UTILITIES — 5.4%
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	169,345
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[1,3]	643,035
429,000	Duke Energy Carolinas LLC 3.950%, 11/15/2028[1]	440,119
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	273,235
508,000	Edison International 2.400%, 9/15/2022[1]	479,036

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Enel Finance International N.V.
$317,000	2.750%, 4/6/2023[3,6]	$292,455
526,000	4.625%, 9/14/2025[3,6]	504,686
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	235,780
	FirstEnergy Corp.
200,000	7.375%, 11/15/203[1]	252,710
210,000	4.850%, 7/15/2047[1]	209,666
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[1]	221,615
277,000	NiSource, Inc. 5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,3,7,8,9]	257,610
221,000	South Carolina Electric & Gas Co. 4.250%, 8/15/2028[1]	229,115
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	481,440
121,000	3.950%, 10/1/2046[1]	105,920
282,000	4.400%, 5/30/2047[1]	263,703
		5,059,470
	TOTAL CORPORATE BONDS (Cost $60,032,819)	56,515,187

	MUNICIPAL BONDS — 0.4%
260,000	State of California 7.550%, 4/1/2039	372,463
	TOTAL MUNICIPAL BONDS (Cost $362,525)	372,463

	U.S. GOVERNMENT AND AGENCIES — 20.3%
37,264	Fannie Mae Pool 6.000%, 7/1/2040	41,251
	United States Treasury Bond
3,664,600	3.500%, 2/15/2039	4,008,299
1,106,900	3.125%, 5/15/2048	1,127,913
531,800	3.000%, 8/15/2048	529,286
	United States Treasury Note
4,529,500	2.875%, 8/15/2028	4,599,567
8,490,600	2.875%, 9/30/2023	8,628,572
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $18,505,642)	18,934,888

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 0.3%
	FINANCIALS — 0.3%
2,800	CoBank ACB 6.250% (LIBOR 3 Month+456 basis points), 10/1/2022 [1,5,7,8]	$281,736

	TOTAL PREFERRED STOCKS (Cost $299,688)	281,736

	SHORT-TERM INVESTMENTS — 0.5%
434,591	Federated Treasury Obligations Fund - Institutional Class 2.217%, 1/2/2019[11]	434,591

	TOTAL SHORT-TERM INVESTMENTS (Cost $434,591)	434,591

	TOTAL INVESTMENTS — 95.5% (Cost $92,349,422)	89,016,197
	Other Assets in Excess of Liabilities — 4.5%	4,154,353

	TOTAL NET ASSETS — 100.0%	$93,170,550

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.

[2]	Floating rate security.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,844,239, which represents 29.9% of total net assets of the Fund.

[4]	Step rate security.

[5]	Variable rate security.

[6]	Foreign security denominated in U.S. Dollars.

[7]	Interest-only security.

[8]	Perpetual security. Date shown is next call date.

[9]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2018. Security may convert at a future date to variable rate of referenced rate and spread.

[10]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2018. Security may convert at a future date to floating rate of referenced rate and spread.

[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	19.4%
Energy	11.6%
Communications	6.7%
Consumer Discretionary	6.1%
Utilities	5.4%
Materials	3.6%
Health Care	2.4%
Industrials	2.1%
Technology	1.8%
Consumer Staples	1.5%
Total Corporate Bonds	60.6%
U.S. Government and Agencies	20.3%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	3.8%
Municipal Bonds	0.4%
Preferred Stocks
Financials	0.3%
Total Preferred Stocks	0.3%
Short-Term Investments	0.5%
Total Investments	95.5%
Other Assets in Excess of Liabilities	4.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $92,349,422)	$89,016,197
Receivables:
Fund shares sold	3,669,484
Dividends and interest	973,949
Prepaid expenses	27,162
Total assets	93,686,792

Liabilities:
Payables:
Fund shares redeemed	433,686
Advisory fees	5,786
Shareholder servicing fees (Note 7)	12,080
Distribution fees - Class C (Note 8)	2,400
Distribution fees - Class A (Note 8)	1,581
Transfer agent fees and expenses	21,545
Fund administration fees	16,591
Auditing fees	10,267
Custody fees	3,722
Trustees' Deferred Compensation (Note 3)	1,689
Chief Compliance Officer fees	1,186
Trustees' fees and expenses	222
Accrued other expenses	5,487
Total liabilities	516,242

Net Assets	$93,170,550

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$97,860,768
Total accumulated deficit	(4,690,218)
Net Assets	$93,170,550

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,244,909
Number of shares issued and outstanding	757,415
Net asset value per share[1]	$9.57
Maximum sales charge (3.00% of offering price)[2]	0.30
Maximum offering price to public	$9.87

Class C Shares:
Net assets applicable to shares outstanding	$2,873,334
Number of shares issued and outstanding	300,632
Net asset value per share[3]	$9.56

Class I Shares:
Net assets applicable to shares outstanding	$83,051,727
Number of shares issued and outstanding	8,675,316
Net asset value per share	$9.57

Class Y Shares:
Net assets applicable to shares outstanding	$580
Number of shares issued and outstanding	61
Net asset value per share[4]	$9.56

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends	$8,750
Interest	1,736,276
Total investment income	1,745,026

Expenses:
Advisory fees	151,920
Fund administration fees	54,316
Registration fees	39,839
Transfer agent fees and expenses	38,441
Distribution fees - Class C (Note 8)	14,957
Distribution fees - Class A (Note 8)	6,569
Legal fees	14,722
Shareholder servicing fees - Class I (Note 7)	10,757
Shareholder servicing fees - Class A (Note 7)	2,365
Shareholder servicing fees - Class C (Note 7)	897
Fund accounting fees	13,277
Auditing fees	10,335
Custody fees	9,745
Chief Compliance Officer fees	8,108
Shareholder reporting fees	6,898
Miscellaneous	5,508
Trustees' fees and expenses	4,542
Insurance fees	785
Total expenses	393,981
Advisory fees waived	(151,920)
Other expenses absorbed	(6,622)
Net expenses	235,439
Net investment income	1,509,587

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(544,355)
Net change in unrealized appreciation/depreciation on investments	(980,776)
Net realized and unrealized loss	(1,525,131)

Net Decrease in Net Assets from Operations	$(15,544)

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,509,587	$2,505,542
Net realized loss on investments	(544,355)	(60,622)
Net change in unrealized appreciation/depreciation on investments	(980,776)	(3,350,508)
Net decrease in net assets resulting from operations	(15,544)	(905,588)

Distributions to Shareholders:
Distributions[1]:
Class A	(127,505)
Class C	(49,048)
Class I	(1,603,842)
Class Y2	(13)

From net investment income:
Class A		(358,124)
Class C		(64,849)
Class I		(1,967,121)
Class Y2		(12)
Total distributions to shareholders	(1,780,408)	(2,390,106)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,142,519	6,001,503
Class C	435,187	2,346,906
Class I	26,594,173	40,496,448
Class Y2	-	594
Reinvestment of distributions:
Class A	110,966	320,982
Class C	48,364	51,287
Class I	1,594,906	1,897,081
Class Y2	13	12
Cost of shares redeemed:
Class A3	(8,235,299)	(5,418,631)
Class C4	(718,723)	(1,487,952)
Class I5	(13,344,051)	(14,205,168)
Net increase in net assets from capital transactions	10,628,055	30,003,062

Total increase in net assets	8,832,103	26,707,368

Net Assets:
Beginning of period	84,338,447	57,631,079
End of period[6]	$93,170,550	$84,338,447

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Capital Share Transactions:
Shares sold:
Class A	429,665	594,628
Class C	45,234	231,798
Class I	2,763,531	3,999,818
Class Y2	-	58
Shares reinvested:
Class A	11,462	31,835
Class C	4,987	5,106
Class I	164,376	188,282
Class Y2	2	1
Shares redeemed:
Class A	(844,966)	(537,775)
Class C	(74,083)	(147,718)
Class I	(1,378,005)	(1,423,694)
Net increase from capital share transactions	1,122,203	2,942,339

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]	Class Y shares commenced operations on October 31, 2017.

[3]	Net of redemption fee proceeds of $3,478 and $4,431, respectively.

[4]	Net of redemption fee proceeds of $69 and $399, respectively.

[5]	Net of redemption fee proceeds of $14 and $56,050, respectively.

[6]	End of year net assets includes accumulated undistributed net investment income of $269,117 for the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,	For the Year Ended June 30,
	2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.78	$10.16	$10.10	$9.80	$10.03	$9.56
Income from Investment Operations:
Net investment income[1]	0.17	0.31	0.29	0.30	0.29	0.34
Net realized and unrealized gain (loss)	(0.19)	(0.38)	0.04	0.28	(0.19)	0.46
Total from investment operations	(0.02)	(0.07)	0.33	0.58	0.10	0.80

Less Distributions:
From net investment income	(0.20)	(0.31)	(0.28)	(0.28)	(0.33)	(0.33)

Redemption fee proceeds[1]	0.01	- [2]	0.01	-	-	-

Net asset value, end of period	$9.57	$9.78	$10.16	$10.10	$9.80	$10.03

Total return[3]	(0.10)%[5]	(0.78)%	3.45%	6.10%	0.96%	8.59%

Ratios and Supplemental Data:
Net assets, end of period	$7,244,909	$11,354,169	$10,892,130	$2,074,780	$1,003,028	$40,623

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24%[6]	1.37%	1.51%	1.70%	1.94%	2.29%
After fees waived and expenses absorbed	0.84%[6]	0.87%[4]	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.13%[6]	2.62%	2.35%	2.41%	1.97%	2.10%
After fees waived and expenses absorbed	3.53%[6]	3.12%	2.87%	3.12%	2.92%	3.40%

Portfolio turnover rate	49%[5]	64%	68%	45%	38%	32%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

[4]	Effective October 20, 2017, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,	For the Year Ended June 30,
	2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.77	$10.15	$10.10	$9.79	$10.02	$9.55
Income from Investment Operations:
Net investment income[1]	0.14	0.24	0.21	0.23	0.21	0.26
Net realized and unrealized gain (loss)	(0.19)	(0.39)	0.04	0.29	(0.18)	0.46
Total from investment operations	(0.05)	(0.15)	0.25	0.52	0.03	0.72

Less Distributions:
From net investment income	(0.16)	(0.23)	(0.21)	(0.21)	(0.26)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	-	-	-

Net asset value, end of period	$9.56	$9.77	$10.15	$10.10	$9.79	$10.02

Total return[3]	(0.52)%[5]	(1.51)%	2.62%	5.47%	0.23%	7.69%

Ratios and Supplemental Data:
Net assets, end of period	$2,873,334	$3,171,318	$2,389,241	$676,168	$294,068	$516

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[6]	2.10%	2.26%	2.45%	2.69%	3.04%
After fees waived and expenses absorbed	1.56%[6]	1.60%[4]	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.41%[6]	1.88%	1.60%	1.66%	1.22%	1.35%
After fees waived and expenses absorbed	2.81%[6]	2.38%	2.12%	2.37%	2.17%	2.65%

Portfolio turnover rate	49%[5]	64%	68%	45%	38%	32%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[4]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.60% of average daily net assets of Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,	For the Year Ended June 30,
	2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.80	$10.17	$10.12	$9.79	$10.02	$9.56
Income from Investment Operations:
Net investment income[1]	0.19	0.34	0.31	0.33	0.32	0.35
Net realized and unrealized gain (loss)	(0.20)	(0.39)	0.05	0.29	(0.20)	0.46
Total from investment operations	(0.01)	(0.05)	0.36	0.62	0.12	0.81

Less Distributions:
From net investment income	(0.22)	(0.33)	(0.31)	(0.30)	(0.35)	(0.35)

Redemption fee proceeds[1]	- [2]	0.01	- [2]	0.01	- [2]	-

Net asset value, end of period	$9.57	$9.80	$10.17	$10.12	$9.79	$10.02

Total return[3]	(0.12)%[5]	(0.43)%	3.59%	6.65%	1.22%	8.73%

Ratios and Supplemental Data:
Net assets, end of period	$83,051,727	$69,812,380	$44,349,708	$31,674,766	$30,587,345	$26,079,777

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.93%[6]	1.09%	1.26%	1.45%	1.69%	2.04%
After fees waived and expenses absorbed	0.53%[6]	0.59%[4]	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.44%[6]	2.90%	2.60%	2.66%	2.22%	2.35%
After fees waived and expenses absorbed	3.84%[6]	3.40%	3.12%	3.37%	3.17%	3.65%

Portfolio turnover rate	49%[5]	64%	68%	45%	38%	32%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Period October 31, 2017* through June 30, 2018
Net asset value, beginning of period	$9.79	$10.23
Income from Investment Operations:
Net investment income[1]	0.19	0.24
Net realized and unrealized loss	(0.20)	(0.48)
Total from investment operations	(0.01)	(0.24)

Less Distributions:
From net investment income	(0.22)	(0.20)

Net asset value, end of period	$9.56	$9.79

Total return[2]	(0.10)%[3]	(2.35)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$580	$580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.90%[4]	1.00%[4]
After fees waived and expenses absorbed	0.50%[4]	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.46%[4]	3.08%[4]
After fees waived and expenses absorbed	3.86%[4]	3.58%[4]

Portfolio turnover rate	49%[3]	64%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (formerly known as the AAM Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2018 and as of and during the open years ended June 30, 2015-2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor. Effective October 20, 2017 (the "Effective Date"), the Advisor has lowered its management fee from the annual rate of 0.50% to 0.38% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 0.99%, 1.74% and 0.74% to 0.85%, 1.60% and 0.60% of the average daily net assets for the Fund's Class A, Class C and Class I shares, respectively. The Advisor has engaged Cutwater Investor Services Corp. doing business as Insight Investment1 (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2018, the Advisor waived all of its fees and absorbed other expenses totaling $158,542 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2019	$240,607
2020	268,428
2021	375,555
2022	158,542
Total	$1,043,132

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2018 are reported on the Statement of Operations.

[1]	Subsequent to the meeting held on March 14-15, 2018, pursuant to an internal reorganization Insight Investment merged into Insight North America LLC, which replaced Insight Investment as the Fund’s sub-advisor effective July 1, 2018. Insight North America LLC is, and Insight Investment was, a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$92,350,081

Gross unrealized appreciation	616,328
Gross unrealized depreciation	(3,950,212)

Net unrealized depreciation	$(3,333,884)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

As of June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$269,117
Undistributed long-term capital gains	-
Tax accumulated earnings	269,117

Accumulated capital and other losses	(810,275)
Unrealized appreciation on investments	(2,353,108)
Total accumulated deficit	$(2,894,266)

The tax character of the distributions paid during the fiscal years ended June 30, 2018, and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$2,390,106	$1,483,526
Net long-term capital gains	-	-
Total distributions paid	$2,390,106	$1,483,526

At June 30, 2018, the Fund had $803,118 of accumulated short term capital loss carryforward and $7,157 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2018 and the year ended June 30, 2018, the Fund received $3,561 and $60,880, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term investments, were $44,166,079 and $38,596,247, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2018, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$8,818,534	$-	$8,818,534
Commercial Mortgage-Backed Securities	-	3,658,798	-	3,658,798
Corporate Bonds[1]	-	56,515,187	-	56,515,187
Municipal Bonds	-	372,463	-	372,463
U.S. Government and Agencies	-	18,934,888	-	18,934,888
Preferred Stocks	281,736	-	-	281,736
Short-Term Investments	434,591	-	-	434,591
Total Investments	$716,327	$88,299,870	$-	$89,016,197

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/18	12/31/18	7/1/18– 12/31/18
Class A*	Actual Performance	$ 1,000.00	$ 999.00	$ 4.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.99	4.26
Class C*	Actual Performance	1,000.00	994.80	7.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.93
Class I*	Actual Performance	1,000.00	998.80	2.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.53	2.70
Class Y*	Actual Performance	1,000.00	990.00	2.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.68	2.55

AAM/Insight Select Income Fund

EXPENSE EXAMPLE- Continued

For the Six Months Ended December 31, 2018 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratios of 0.84%, 1.56%, 0.53%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight North America LLC

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/19